INCOME AND SOCIAL CONTRIBUTION TAXES - Projections (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 3,241,495	R$ 3,452,628	R$ 4,050,296
2024
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(2,818,862)
2025
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(406,649)
2026
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(571,076)
2027
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(852,317)
2028
DEFERRED TAXES AND TAXES RECOVERABLE
Total	(228,779)
2029 onwards
DEFERRED TAXES AND TAXES RECOVERABLE
Total	R$ 8,119,178